Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

Second Amendment to 8% Original Issue Discount Promissory Note

On October 5, 2023, the Company and Alpha Capital Anstalt (the “Investor”) entered into a Second Note Amendment Agreement (the “Second Amendment”), which provides for the following:(i) the Deferred Payments (defined in the Note Amendment Agreement) shall be due and payable on December 15, 2023; (ii) the Amortization Payments (defined in the Note) scheduled for September 15, 2023, October 1, 2023, and November 1, 2023 shall be deferred and made part of the Amortization Payments commencing in January 2024; and (iii) 50% of any net proceeds above $2,000,000 from any equity financing between the date of the Second Amendment and December 15, 2023, shall be used to prepay the Note. The Second Amendment also partially waives the Event of Default in Section 3 (a)(vii) of the Note as a result of the resignation of a majority of the officers listed therein.

Notice of Special Meeting of Stockholders

On October 10, 2023, the Company filed a Definitive Proxy Statement on Schedule 14A with the SEC, providing notice of a Special Meeting of the Shareholders to be held on November 14, 2023 at 11:00 AM local time at 700 NW 1st Avenue, Suite 1200, Miami, Florida 33136 for the following purposes:

(1) To authorize the Board of Directors (the “Board”), at the discretion of the Board, to file an amendment to the Company’s Articles of Incorporation, as amended to date, to authorize a reverse stock split of the Company’s Common Stock with a ratio in the range between and including 1-for-10 shares and 1-for-20 shares, for the primary purpose of maintaining the Company’s listing on NYSE American (the “Reverse Split Proposal”);

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 12 – Subsequent Events - Continued

(2) To amend the Company’s 2017 Omnibus Equity Incentive Plan to increase the number of shares of Common Stock authorized for issuance under the plan from 10,000,000 shares to 15,000,000 shares before the Reverse Split (the “Plan Amendment Proposal”); and

(3) To consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the foregoing Proposals (the “Adjournment Proposal”).

The Company will also consider any other business that properly comes before the Special Meeting.

Shareholders of record of the Company’s Common Stock at the close of business on October 6, 2023 are entitled to notice of, and to vote at, the Special Meeting or any adjournment or postponement thereof.

Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers

As previously reported, on August 15, 2023, AgEagle Aerial Systems Inc. (the “Company”) received notice (“Notice”) from Ms. Nicole Fernandez-McGovern, the Company’s then current Chief Financial Officer, that she will be exiting the Company and the Board accepted her Notice as a voluntary resignation and not of termination for Good Reason. The Board of Directors, under the terms of her employment offer letter, agreed to allow Ms. Fernandez-McGovern to continue as Chief Financial Officer for a period of up to 90 days after the Notice. Ms. Fernandez-McGovern last day was effective October 13, 2023, after approximately 59 days of service.

Effective October 13, 2023, Mr. Mark DiSiena was appointed as the Company’s principal financial and accounting officer and serve as Interim Chief Financial Officer until such time as his successor is determined by the Board of Directors. Mr. DiSiena had been our Company’s financial consultant since October 2, 2023.

In his role as principal financial and accounting officer, he is replacing Ms. Nicole Fernandez-McGovern whose last day of employment, as determined by the Board of Directors was October 13, 2023. Pursuant to the terms of the Statement of Work Agreement by and between the Company and Mr. DiSiena (the “Agreement”), the Company paid Mr. DiSiena $250 per hour not to exceed 40 hours per week, unless written approval is obtained, for services initially provided in his role as a consultant to the Company as outlined in the addendum to the Agreement. This Agreement and the compensation terms thereunder, will continue in effect with Mr. DiSiena’s appointment to the role as Interim Chief Financial Officer.

There is no family relationship between Mr. DiSiena and any other executive officer or director of the Company. There have been no related transactions, and none are currently proposed between or among Mr.DiSiena, the Company, executive officer, director, promoter or control person.

Grant Begley, an independent member of the Board of Directors since June 2016, has been elected Chairman of the Board; and former Chairman Barrett Mooney will continue to serve as AgEagle’s Chief Executive Officer and as a member of the Board.

See also Note 6 – Promissory Note for a Second Note Amendment Agreement executed on October 5, 2023.

Note 18 – Subsequent Events

On January 24, 2023, the board of directors (the “Board”) of AgEagle Aerial Systems Inc. (the “Company”) approved and adopted the Second Amended and Restated Bylaws (the “Amended Bylaws”) which became effective immediately. The Amended Bylaws, among other things, lowered the quorum requirement for all meetings of shareholders from the holders of a majority to the holders of 33-1/3%, of the issued and outstanding shares of the Company’s common stock entitled to vote at all such meetings.

At a Special Meeting of the Shareholders of AgEagle, held on February 3, 2023 in Miami, Florida, the Company’s shareholders of record as of the close of business on December 9, 2022 and entitled to vote, approved the issuance of shares of the Company’s Common Stock, par value $0.001 per share (the “Common Stock”), representing more than 20% of the Company’s Common Stock outstanding upon the purchase of Series F convertible preferred stock, par value $0.001 per share (the “Series F Convertible Preferred Stock”), convertible into shares of Common Stock and warrants exercisable for shares of Common Stock (the “Warrants”), in accordance with NYSE American Rule 713(a)(ii). Since the approval of the reverse stock split proposal required the affirmative vote of a majority of shares issued and outstanding, and the Company has not obtained the requisite vote for approval of the reverse stock split proposal, the only proposal adopted by the shareholders at the Special meeting was the shares issuance proposal.

On March 9, 2023, the Company received an Investor Notice to purchase an additional 3,000 shares of Series F Convertible Preferred (the “Additional Series F Preferred”) convertible into 2,381 shares of the Company’s Common Stock per $1,000 Stated Value per share of Preferred Stock, at a conversion price of $0.42 per share and associated Common Stock warrant to purchase up to 7,142,715 shares of Common Stock at the exercise price of $0.42 per share warrant (the “Additional Warrant”) for an aggregate purchase price of $3,000,000. The Additional Warrant is exercisable upon issuance and has a three-year term. On March 10, 2023, the Company issued and sold the Additional Series F Preferred and the Additional Warrant.

Note 18 – Subsequent Events-Continued

The Additional Series F Preferred and the Additional Warrant were issued in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act. Neither the Additional Series F Preferred nor the Additional Warrant has been registered under the Securities Act, or applicable state securities laws, and none may be offered or sold in the United States absent registration under the Securities Act or an exemption from such registration requirements. The Company is obligated to file a registration statement on Form S-3 (or Form S-1, if the Company is not eligible to use a Form S-3) to register the shares underlying the Additional Series F Preferred and the Additional Warrant no later than ten days after filing the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.